INCOME TAX - Non-capital Losses Expiration (Details) $ in Thousands	Mar. 31, 2025 CAD ($)
Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	$ 84,154
United States
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	12,064
Ireland
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	137,714
United Kingdom
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	43,208
2036 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	1
2037 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	62
2038 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	32
2039 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	115
2040 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	863
2040 | United States
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	1,053
2041 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	21,856
2041 | United States
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	1,543
2042 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	16,019
2042 | United States
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	4,979
2042 | Ireland
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	22,965
2043 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	10,704
2043 | United States
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	1,593
2043 | Ireland
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	23,017
2044 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	24,397
2044 | United States
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	1,425
2044 | Ireland
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	33,857
2045 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	10,105
2045 | United States
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	1,471
2045 | Ireland
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	$ 57,875